UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – September 30, 2017 (Unaudited)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 41.3%
$270,000	U.S. Treasury Bond, 2.500%, 2/15/46	$251,089
1,565,000	U.S. Treasury Bond, 2.750%, 8/15/47	1,531,010
64,000	U.S. Treasury Bond, 3.000%, 5/15/45	65,900
1,410,000	U.S. Treasury Bond, 3.000%, 2/15/47	1,450,372
3,695,000	U.S. Treasury Inflation Indexed Bonds,
	0.375%, 7/15/27	3,662,267
46,000	U.S. Treasury Note, 1.125%, 2/28/21	45,102
4,665,000	U.S. Treasury Note, 1.250%, 6/30/19	4,648,600
1,500,000	U.S. Treasury Note, 1.250%, 3/31/21	1,475,684
6,634,000	U.S. Treasury Note, 2.000%, 12/31/21	6,675,203
4,149,000	U.S. Treasury Note, 2.250%, 8/15/27	4,120,800
	Total U.S. Treasury Obligations	$23,926,027

	Corporate Bonds — 39.3%

	Financials — 9.4%
22,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	24,035
37,000	Ally Financial, Inc., 5.750%, 11/20/25†	40,115
134,000	Ally Financial, Inc., 8.000%, 11/1/31	172,860
245,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	253,524
230,000	Bank of Nova Scotia (The) (Canada),
	(3M LIBOR +0.620%),
	1.944%, 9/19/22(A)	230,316
200,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	203,606
265,000	Capital One NA/Mclean VA,
	1.650%, 2/5/18	264,903
164,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	180,223
140,000	Cincinnati Financial Corp.,
	6.125%, 11/1/34	171,584
320,000	Citigroup, Inc., (3M LIBOR +1.430%),
	2.746%, 9/1/23(A)	328,183
125,000	Citigroup, Inc., 3.300%, 4/27/25	125,938
84,000	Citigroup, Inc., 4.750%, 5/18/46	91,441
17,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	17,255
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey),
	2.750%, 3/26/20	252,602
13,000	CyrusOne LP / CyrusOne Finance
	Corp., 144a, 5.000%, 3/15/24	13,682
4,000	CyrusOne LP / CyrusOne Finance
	Corp., 144a, 5.375%, 3/15/27	4,290
9,000	Dana Financing Luxembourg Sarl
	(Luxembourg), 144a,
	5.750%, 4/15/25	9,489
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	178,323
15,000	FirstCash, Inc., 144a, 5.375%, 6/1/24	15,638
130,000	General Electric Co. MTN,
	4.650%, 10/17/21	142,359
223,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	228,376
110,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	110,856
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	126,364
86,000	Goldman Sachs Group, Inc. (The), (3M
	LIBOR +3.922%), 5.375%(A)(B)	89,105
200,000	HSBC Holdings PLC (United Kingdom),
	3.900%, 5/25/26	209,318
250,000	Huntington National Bank (The),
	2.200%, 11/6/18	250,795
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	149,904
300,000	JPMorgan Chase & Co., 5.150%(B)	311,250
61,000	Mid-America Apartments LP,
	3.750%, 6/15/24	62,889
208,000	Moody's Corp., 2.750%, 12/15/21	209,633
170,000	Morgan Stanley, 3.950%, 4/23/27	172,938
24,000	Navient Corp., 5.000%, 10/26/20	24,690
24,000	OneMain Financial Holdings LLC,
	144a, 7.250%, 12/15/21	25,050
160,000	PNC Bank NA, 2.700%, 11/1/22	161,180
165,000	Prudential Financial, Inc.,
	5.625%, 6/15/43	179,850
43,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	45,150
8,000	Radian Group, Inc., 4.500%, 10/1/24	8,160
8,000	Realogy Group LLC / Realogy
	Co.-Issuer Corp., 144a,
	4.875%, 6/1/23	8,220
225,000	State Street Corp., (3M LIBOR
	+1.000%), 2.320%, 6/15/47(A)	205,268
134,000	Visa, Inc., 4.150%, 12/14/35	146,262
		5,445,624

	Consumer Discretionary — 6.1%
10,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.250%, 5/15/24	10,035
7,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a,
	5.000%, 10/15/25	7,087
6,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a,
	5.000%, 10/15/25	6,074
16,000	ACCO Brands Corp., 144a,
	5.250%, 12/15/24	16,600
204,000	Amazon.com, Inc., 144a,
	2.800%, 8/22/24	204,783
29,000	AMC Entertainment Holdings, Inc.,
	5.875%, 11/15/26	28,601
7,000	AMC Networks, Inc., 4.750%, 12/15/22	7,199
9,000	American Builders & Contractors
	Supply Co., Inc., 144a,
	5.750%, 12/15/23	9,585
146,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	164,917
230,000	AutoNation, Inc., 5.500%, 2/1/20	245,650
17,000	Avis Budget Car Rental LLC / Avis
	Budget Finance, Inc.,
	5.500%, 4/1/23	17,382

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 39.3% (Continued)

	Consumer Discretionary — (Continued)
$9,000	Avis Budget Car Rental LLC / Avis
	Budget Finance, Inc., 144a,
	5.125%, 6/1/22	$9,124
36,000	Belo Corp., 7.250%, 9/15/27	40,500
8,000	Brinker International, Inc.,
	3.875%, 5/15/23	7,820
21,000	Cable One, Inc., 144a, 5.750%, 6/15/22	21,945
28,000	CalAtlantic Group, Inc.,
	5.375%, 10/1/22	30,489
5,000	Cardtronics, Inc., 5.125%, 8/1/22	5,162
15,000	Cardtronics, Inc. / Cardtronics USA,
	144a, 5.500%, 5/1/25	15,345
215,000	CBS Corp., 4.900%, 8/15/44	223,067
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/27	37,509
4,000	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp. /
	Millennium Op, 144a,
	5.375%, 4/15/27	4,200
11,000	Century Communities, Inc., 144a,
	5.875%, 7/15/25	11,055
22,000	Cimpress NV (Netherlands), 144a,
	7.000%, 4/1/22	22,798
190,000	Comcast Corp., 2.850%, 1/15/23	192,934
210,000	Delphi Automotive PLC (Jersey),
	3.150%, 11/19/20	214,864
9,000	Delphi Jersey Holdings PLC (Jersey),
	144a, 5.000%, 10/1/25	9,158
43,000	DISH DBS Corp., 5.875%, 7/15/22	45,688
221,000	Dollar General Corp., 3.875%, 4/15/27	229,692
11,000	EW Scripps Co. (The), 144a,
	5.125%, 5/15/25	11,220
80,000	Ford Motor Co., 4.750%, 1/15/43	78,433
205,000	Forest Laboratories LLC, 144a,
	5.000%, 12/15/21	224,045
10,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 11/1/23	10,950
15,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	16,369
41,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	42,691
10,000	Hertz Corp. (The), 6.750%, 4/15/19	9,975
9,000	Hertz Corp. (The), 144a,
	7.625%, 6/1/22	9,281
150,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	197,657
18,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	19,899
9,000	JC Penney Corp., Inc., 144a,
	5.875%, 7/1/23	9,090
148,000	Lear Corp., 3.800%, 9/15/27	147,438
17,000	Lennar Corp., 4.875%, 12/15/23	17,978
19,000	LKQ Corp., 4.750%, 5/15/23	19,620
28,000	LSC Communications, Inc., 144a,
	8.750%, 10/15/23	28,840
3,000	M/I Homes, Inc., 144a, 5.625%, 8/1/25	3,064
21,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	21,158
24,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22	22,860
160,000	Mylan NV (Netherlands),
	3.000%, 12/15/18	161,806
12,000	NCL Corp. Ltd. (Bermuda), 144a,
	4.750%, 12/15/21	12,450
5,000	Netflix, Inc., 5.875%, 2/15/25	5,469
9,000	New Home Co., Inc. (The),
	7.250%, 4/1/22	9,292
7,000	Penske Automotive Group, Inc.,
	3.750%, 8/15/20	7,140
24,000	PulteGroup, Inc., 5.500%, 3/1/26	26,170
43,000	Quad/Graphics, Inc., 7.000%, 5/1/22	44,075
40,000	ServiceMaster Co. LLC (The), 144a,
	5.125%, 11/15/24	41,100
204,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	203,287
9,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	9,495
3,000	Sonic Automotive, Inc.,
	5.000%, 5/15/23	2,932
9,000	Sonic Automotive, Inc.,
	6.125%, 3/15/27	9,225
29,000	Staples, Inc., 144a, 8.500%, 9/15/25	28,202
3,000	TEGNA, Inc., 144a, 5.500%, 9/15/24	3,158
8,000	Tempur Sealy International, Inc.,
	5.625%, 10/15/23	8,410
21,000	Tenneco, Inc., 5.000%, 7/15/26	21,525
153,000	Time Warner, Inc., 3.800%, 2/15/27	153,036
30,000	Toll Brothers Finance Corp.,
	4.875%, 11/15/25	31,245
12,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	12,525
5,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	5,431
7,000	William Lyon Homes, Inc.,
	5.875%, 1/31/25	7,175
11,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	11,564
		3,544,543

	Energy — 5.6%
158,000	Anadarko Petroleum Corp.,
	5.550%, 3/15/26†	176,461
16,000	Archrock Partners LP / Archrock
	Partners Finance Corp.,
	6.000%, 4/1/21	15,680
291,000	Boardwalk Pipelines LP, 5.950%, 6/1/26	325,520
122,000	Canadian Natural Resources Ltd.
	(Canada), 3.850%, 6/1/27	123,337
9,000	Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	9,776
184,000	Cenovus Energy, Inc. (Canada), 144a,
	4.250%, 4/15/27	182,433

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 39.3% (Continued)

	Energy — (Continued)
$15,000	Cheniere Energy Partners LP, 144a,
	5.250%, 10/1/25	$15,338
152,000	Concho Resources, Inc.,
	3.750%, 10/1/27	152,676
15,000	Continental Resources, Inc.,
	4.500%, 4/15/23	15,038
12,000	Delek Logistics Partners LP, 144a,
	6.750%, 5/15/25	12,090
141,000	EOG Resources, Inc., 3.900%, 4/1/35	140,603
10,000	Exterran Energy Solutions LP / EES
	Finance Corp., 144a, 8.125%, 5/1/25	10,350
15,000	Extraction Oil & Gas Holdings LLC /
	Extraction Finance Corp., 144a,
	7.875%, 7/15/21	15,825
4,000	Extraction Oil & Gas, Inc., 144a,
	7.375%, 5/15/24	4,160
22,000	FTS International, Inc., 144a, (3M LIBOR
	+7.500%), 8.820%, 6/15/20(A)	22,358
39,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	38,708
40,000	Gulfport Energy Corp.,
	6.375%, 5/15/25	40,500
11,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.750%, 10/1/25	11,124
158,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	159,730
205,000	Marathon Oil Corp., 3.850%, 6/1/25	203,571
198,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	212,108
5,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	5,375
16,000	NuStar Logistics LP, 6.750%, 2/1/21	17,320
23,000	PDC Energy, Inc., 6.125%, 9/15/24	24,035
10,000	Peabody Energy Corp., 144a,
	6.000%, 3/31/22	10,325
18,000	Peabody Energy Corp., 144a,
	6.375%, 3/31/25	18,495
135,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	134,770
70,000	Petroleos Mexicanos (Mexico), 144a,
	5.375%, 3/13/22	74,792
24,000	QEP Resources, Inc., 5.375%, 10/1/22	23,580
121,000	Rockies Express Pipeline LLC, 144a,
	6.875%, 4/15/40	134,310
190,000	Sabine Pass Liquefaction LLC,
	5.000%, 3/15/27	202,650
17,000	SemGroup Corp. / Rose Rock Finance
	Corp., 5.625%, 7/15/22	16,618
57,000	SemGroup Corp. / Rose Rock Finance
	Corp., 5.625%, 11/15/23	55,432
11,000	SESI LLC, 7.125%, 12/15/21	11,220
19,000	Shelf Drilling Holdings Ltd. (Cayman
	Islands), 144a, 9.500%, 11/2/20	19,214
210,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	208,505
21,000	Southwestern Energy Co.,
	6.700%, 1/23/25	21,315
12,000	Southwestern Energy Co.,
	7.500%, 4/1/26	12,480
22,000	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp., 144a,
	5.500%, 9/15/24	22,605
5,000	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp., 144a,
	5.500%, 1/15/28	5,081
44,650	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	47,999
6,000	Ultra Resources, Inc., 144a,
	6.875%, 4/15/22	6,120
10,000	Ultra Resources, Inc., 144a,
	7.125%, 4/15/25	10,100
31,000	Unit Corp., 6.625%, 5/15/21	31,078
234,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	232,830
6,000	Williams Cos., Inc. (The),
	5.750%, 6/24/44	6,345
4,000	Williams Cos., Inc. (The),
	7.500%, 1/15/31	4,800
		3,244,780

	Health Care — 3.5%
198,000	Abbott Laboratories,
	3.750%, 11/30/26	203,168
174,000	AbbVie, Inc., 4.450%, 5/14/46	183,150
11,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	11,550
90,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	93,466
185,000	Catholic Health Initiatives,
	4.200%, 8/1/23	192,563
142,000	Celgene Corp., 5.000%, 8/15/45	160,528
28,000	Centene Corp., 6.125%, 2/15/24	30,275
20,000	CHS/Community Health Systems, Inc.,
	6.250%, 3/31/23	19,650
25,000	Envision Healthcare Corp.,
	5.625%, 7/15/22	26,063
21,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	22,522
160,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	164,564
4,000	HCA, Inc., 5.375%, 2/1/25	4,215
36,000	HCA, Inc., 5.875%, 5/1/23	39,150
28,000	HCA, Inc., 5.875%, 2/15/26	30,065
42,000	HealthSouth Corp., 5.750%, 11/1/24	43,102
44,000	Mallinckrodt International Finance SA
	(Luxembourg), 4.750%, 4/15/23	37,510
142,000	Ochsner Clinic Foundation,
	5.897%, 5/15/45	177,846
40,000	Select Medical Corp., 6.375%, 6/1/21	41,200
10,000	Teleflex, Inc., 4.875%, 6/1/26	10,375
38,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	39,243
12,000	Tenet Healthcare Corp., 144a,
	5.125%, 5/1/25	11,835

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 39.3% (Continued)

	Health Care — (Continued)
$13,000	Tenet Healthcare Corp., 144a,
	7.500%, 1/1/22	$13,764
190,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	3.150%, 10/1/26†	175,122
25,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	25,312
39,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	39,098
20,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	17,525
140,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	142,542
60,000	Zimmer Biomet Holdings, Inc.,
	3.375%, 11/30/21	61,477
		2,016,880

	Industrials — 3.3%
14,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	14,560
4,000	Allegion PLC (Ireland),
	5.875%, 9/15/23	4,320
17,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	17,871
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	337,551
19,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	19,808
175,000	FedEx Corp., 5.100%, 1/15/44	197,539
8,000	H&E Equipment Services, Inc., 144a,
	5.625%, 9/1/25	8,440
24,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	25,080
25,000	KLX, Inc., 144a, 5.875%, 12/1/22	26,192
25,000	Louisiana-Pacific Corp.,
	4.875%, 9/15/24	25,759
146,000	Martin Marietta Materials, Inc., (3M
	LIBOR +0.650%), 1.965%, 5/22/20(A)	146,590
170,000	Medtronic Global Holdings SCA
	(Luxembourg), 3.350%, 4/1/27	174,740
2,000	Moog, Inc., 144a, 5.250%, 12/1/22	2,085
13,000	Orbital ATK, Inc., 5.250%, 10/1/21	13,455
4,000	Owens-Brockway Glass Container, Inc.,
	144a, 5.875%, 8/15/23	4,420
206,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	210,173
155,000	SBA Tower Trust, 144a,
	2.898%, 10/8/19	155,960
250,000	Siemens Financieringsmaatschappij
	NV (Netherlands), 144a,
	3.125%, 3/16/24	255,430
4,000	Standard Industries, Inc., 144a,
	5.375%, 11/15/24	4,251
7,000	TransDigm, Inc., 5.500%, 10/15/20	7,105
13,000	TriMas Corp., 144a, 4.875%, 10/15/25	13,106
11,000	Triumph Group, Inc., 5.250%, 6/1/22	10,752
9,000	Triumph Group, Inc., 144a,
	7.750%, 8/15/25	9,472
12,978	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	13,465
7,000	United Rentals North America, Inc.,
	4.625%, 10/15/25	7,088
25,188	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	26,793
150,000	Vulcan Materials Co., 4.500%, 4/1/25	160,052
14,000	Wabash National Corp., 144a,
	5.500%, 10/1/25	14,262
		1,906,319

	Telecommunication Services — 2.7%
5,000	AMC Networks, Inc., 4.750%, 8/1/25	5,050
29,000	AMC Networks, Inc., 5.000%, 4/1/24	29,943
105,000	AT&T, Inc., 3.900%, 3/11/24	108,755
150,000	AT&T, Inc., 3.900%, 8/14/27	150,292
40,000	AT&T, Inc., 4.350%, 6/15/45	36,713
125,000	AT&T, Inc., 4.500%, 5/15/35	123,411
5,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	5,426
10,000	CenturyLink, Inc., 5.625%, 4/1/25	9,575
18,000	CenturyLink, Inc., 5.800%, 3/15/22	17,941
20,000	CenturyLink, Inc., 6.450%, 6/15/21	20,811
9,000	CenturyLink, Inc., 6.875%, 1/15/28	8,696
124,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	145,536
11,000	CommScope Technologies LLC, 144a,
	5.000%, 3/15/27	11,028
3,000	CommScope, Inc., 144a,
	5.500%, 6/15/24	3,139
67,000	CSC Holdings LLC, 5.250%, 6/1/24	67,754
46,000	Frontier Communications Corp.,
	10.500%, 9/15/22	39,905
11,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	9,322
4,000	LIN Television Corp., 5.875%, 11/15/22	4,170
26,000	Nexstar Broadcasting, Inc., 144a,
	5.625%, 8/1/24	26,910
6,000	Nokia OYJ (Finland), 3.375%, 6/12/22	6,052
6,000	Nokia OYJ (Finland), 4.375%, 6/12/27	6,172
175,000	Qwest Corp., 6.750%, 12/1/21	191,097
9,000	Sinclair Television Group, Inc., 144a,
	5.625%, 8/1/24	9,236
60,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	64,231
22,000	Sprint Corp., 7.125%, 6/15/24	24,750
5,000	Symantec Corp., 144a,
	5.000%, 4/15/25	5,228
67,000	T-Mobile USA, Inc., 6.000%, 4/15/24	71,104
6,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	6,052
3,000	VeriSign, Inc., 4.750%, 7/15/27	3,090

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 39.3% (Continued)

	Telecommunication Services — (Continued)
$331,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	$338,419
16,000	Zayo Group LLC / Zayo Capital, Inc.,
	6.000%, 4/1/23	16,900
9,000	Zayo Group LLC / Zayo Capital, Inc.,
	144a, 5.750%, 1/15/27	9,540
		1,576,248

	Information Technology — 2.5%
198,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	212,355
148,000	Apple, Inc., 4.650%, 2/23/46	167,683
13,000	Booz Allen Hamilton, Inc., 144a,
	5.125%, 5/1/25	13,130
11,000	CDK Global, Inc., 144a, 4.875%, 6/1/27	11,302
28,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	29,304
19,000	CDW LLC / CDW Finance Corp.,
	5.500%, 12/1/24	21,161
205,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	227,663
31,000	Dell International LLC / EMC Corp.,
	144a, 7.125%, 6/15/24	34,250
19,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	20,596
11,000	EMC Corp., 3.375%, 6/1/23	10,596
5,000	First Data Corp., 144a, 7.000%, 12/1/23	5,339
175,000	Hewlett Packard Enterprise Co., 144a,
	2.100%, 10/4/19	175,059
4,000	j2 Cloud Services LLC / j2 Global
	Co.-Obligor, Inc., 144a,
	6.000%, 7/15/25	4,185
85,000	Microsoft Corp., 3.500%, 2/12/35	86,520
27,000	Open Text Corp. (Canada), 144a,
	5.875%, 6/1/26	29,632
170,000	Oracle Corp., 2.650%, 7/15/26	166,986
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	206,339
27,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	28,459
12,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	12,076
		1,462,635

	Consumer Staples — 2.1%
21,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's Inc. / Albertson's
	LLC, 5.750%, 3/15/25	18,480
9,000	B&G Foods, Inc., 5.250%, 4/1/25	9,225
2,000	Cumberland Farms, Inc., 144a,
	6.750%, 5/1/25	2,126
130,000	CVS Health Corp., 5.125%, 7/20/45	149,507
14,000	First Quality Finance Co., Inc., 144a,
	5.000%, 7/1/25	14,438
292,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 4.250%, 7/21/25	307,996
13,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	13,260
130,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	167,013
194,000	Mead Johnson Nutrition Co.,
	4.125%, 11/15/25	209,449
5,000	Performance Food Group, Inc., 144a,
	5.500%, 6/1/24	5,162
2,000	Pilgrim's Pride Corp., 144a,
	5.750%, 3/15/25	2,065
2,000	Pilgrim's Pride Corp., 144a,
	5.875%, 9/30/27	2,042
22,000	Post Holdings, Inc., 144a,
	5.500%, 3/1/25	22,825
192,000	Reynolds American, Inc.,
	4.450%, 6/12/25	205,793
40,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	38,850
2,000	Spectrum Brands, Inc.,
	6.125%, 12/15/24	2,142
16,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	17,100
9,000	US Foods, Inc., 144a, 5.875%, 6/15/24	9,428
		1,196,901

	Real Estate — 1.9%
155,000	Boston Properties LP, REIT,
	3.850%, 2/1/23	163,628
7,000	CoreCivic, Inc. REIT, 4.125%, 4/1/20	7,175
5,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	5,112
16,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	16,640
185,000	Crown Castle International Corp.,
	3.650%, 9/1/27	184,898
152,000	Digital Realty Trust LP, 2.750%, 2/1/23	151,329
2,000	DuPont Fabros Technology LP, REIT,
	5.625%, 6/15/23	2,129
10,000	Equinix, Inc. REIT, 5.375%, 4/1/23	10,408
5,000	Equinix, Inc. REIT, 5.375%, 5/15/27	5,431
23,000	ESH Hospitality, Inc., 144a,
	5.250%, 5/1/25	23,776
4,000	iStar, Inc., 4.625%, 9/15/20	4,090
126,000	Sabra Health Care LP. REIT,
	5.125%, 8/15/26	129,249
184,000	Ventas Realty LP, 3.500%, 2/1/25	184,718
175,000	Vornado Realty LP REIT,
	5.000%, 1/15/22	188,979
		1,077,562

	Utilities — 1.5%
20,000	Calpine Corp., 5.375%, 1/15/23†	19,478
206,000	Dominion Energy, Inc.,
	2.000%, 8/15/21	202,589
84,000	DPL, Inc., 7.250%, 10/15/21	91,560
6,000	Dynegy, Inc., 5.875%, 6/1/23	5,970
15,000	Dynegy, Inc., 7.375%, 11/1/22	15,619
184,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	177,578
18,000	GenOn Energy, Inc., 9.500%, 10/15/18	13,185
14,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	14,000
28,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 7.500%, 11/1/23	27,860

5

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 39.3% (Continued)

	Utilities — (Continued)
$150,000	Oncor Electric Delivery Co. LLC, 144a,
	3.800%, 9/30/47	$151,065
124,000	PacifiCorp, 5.750%, 4/1/37	156,445
6,000	Suburban Propane Partners
	LP/Suburban Energy Finance Corp.,
	5.875%, 3/1/27	5,940
		881,289

	Materials — 0.7%
9,000	AK Steel Corp., 7.625%, 10/1/21	9,360
24,000	Arconic, Inc., 5.125%, 10/1/24	25,538
9,000	CF Industries, Inc., 144a,
	4.500%, 12/1/26	9,417
5,000	Commercial Metals Co.,
	5.375%, 7/15/27	5,250
39,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	41,535
28,000	Freeport-McMoRan, Inc.,
	3.550%, 3/1/22	27,571
2,000	Freeport-McMoRan, Inc.,
	6.875%, 2/15/23	2,180
19,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	20,235
7,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.625%, 1/15/25	7,578
20,000	Huntsman International LLC,
	4.875%, 11/15/20	21,175
19,000	Kinross Gold Corp. (Canada), 144a,
	4.500%, 7/15/27	19,166
7,000	Kraton Polymers LLC / Kraton
	Polymers Capital Corp., 144a,
	7.000%, 4/15/25	7,508
11,000	Multi-Color Corp., 144a,
	4.875%, 11/1/25	11,120
23,000	NOVA Chemicals Corp. (Canada), 144a,
	4.875%, 6/1/24	23,288
18,000	Scotts Miracle-Gro Co. (The),
	5.250%, 12/15/26	18,990
92,000	Sherwin-Williams Co. (The),
	4.500%, 6/1/47	96,549
14,000	Standard Industries, Inc./NJ, 144a,
	6.000%, 10/15/25	15,273
26,000	Steel Dynamics, Inc., 144a,
	4.125%, 9/15/25	26,211
10,000	Teck Resources Ltd. (Canada),
	6.250%, 7/15/41	11,293
9,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc.
	(Luxembourg), 144a,
	5.375%, 9/1/25	9,259
		408,496
	Total Corporate Bonds	$22,761,277

	U.S. Government Mortgage-Backed
	Obligations — 9.3%
24,711	FHLMC, Pool #A56988, 5.500%, 2/1/37	27,525
137,318	FHLMC, Pool #A95946, 4.000%, 1/1/41	145,147
116,591	FHLMC, Pool #A96485, 4.500%, 1/1/41	125,477
36,503	FHLMC, Pool #G03217, 5.500%, 9/1/37	40,384
18,598	FHLMC, Pool #G03781, 6.000%, 1/1/38	20,966
81,234	FHLMC, Pool #J27931, 3.500%, 4/1/29	85,309
1,928	FNMA, Pool #254759, 4.500%, 6/1/18	1,971
7,797	FNMA, Pool #561741, 7.500%, 1/1/31	8,853
12,004	FNMA, Pool #889734, 5.500%, 6/1/37	13,401
21,126	FNMA, Pool #984256, 5.000%, 6/1/23	22,253
16,051	FNMA, Pool #995472, 5.000%, 11/1/23	17,010
81,818	FNMA, Pool #AB1149, 5.000%, 6/1/40	89,379
72,704	FNMA, Pool #AB1800, 4.000%, 11/1/40	77,498
122,436	FNMA, Pool #AD3795, 4.500%, 4/1/40	132,239
182,951	FNMA, Pool #AD9150, 5.000%, 8/1/40	200,036
252,006	FNMA, Pool #AE0548, 4.500%, 11/1/40	272,690
194,327	FNMA, Pool #AE4429, 4.000%, 10/1/40	205,606
15,714	FNMA, Pool #AH2666, 4.000%, 1/1/26	16,523
31,192	FNMA, Pool #AH3493, 4.000%, 2/1/26	32,803
342,899	FNMA, Pool #AJ5457, 4.000%, 11/1/41	364,156
318,956	FNMA, Pool #AL0054, 4.500%, 2/1/41	345,340
59,294	FNMA, Pool #AL2663, 4.000%, 1/1/26	62,338
320,830	FNMA, Pool #AL3318, 3.500%, 3/1/43	333,499
281,288	FNMA, Pool #AS7813, 4.000%, 8/1/46	296,335
396,909	FNMA, Pool #AS8552, 3.000%, 12/1/36	404,576
340,996	FNMA, Pool #MA1175, 3.000%, 9/1/42	343,999
222,222	FNMA, Pool #MA1543, 3.500%, 8/1/33	232,257
206,922	FNMA, Pool #MA2177, 4.000%, 2/1/35	219,904
286,175	GNMA, Pool #4853, 4.000%, 11/20/40	302,916
194,051	GNMA, Pool #4883, 4.500%, 12/20/40	209,343
76,838	GNMA, Pool #736696, 4.500%, 5/15/40	82,448
375,072	GNMA, Pool #AD1745,
	3.000%, 2/20/43	381,613
282,731	GNMA, Pool #MA1157,
	3.500%, 7/20/43	295,505
	Total U.S. Government
	Mortgage-Backed Obligations	$5,409,299

	Non-Agency Collateralized Mortgage
	Obligations — 2.6%
141,330	Agate Bay Mortgage Trust, Ser 2015-2,
	Class A8, 144a, 3.000%, 3/25/45(A)	142,213
258,312	CWHEQ Home Equity Loan Trust, Ser
	2007-S1, Class A5,
	6.018%, 11/25/36(A)	248,782
10,934	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 5.470%, 9/25/33(C)	11,063
113,637	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	86,954
292,464	Sequoia Mortgage Trust, Ser 2013-1,
	Class B1, 3.641%, 2/25/43(A)	300,803

6

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 2.6% (Continued)
$257,329	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.563%, 8/25/43(A)	$253,682
83,028	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	69,173
325,000	Towd Point Mortgage Trust, Ser
	2015-3, Class A2, 144a,
	4.000%, 3/25/54(A)	332,121
54,147	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	49,794
	Total Non-Agency Collateralized
	Mortgage Obligations	$1,494,585

	Asset-Backed Securities — 1.8%
200,000	Ascentium Equipment Receivables
	Trust, Ser 2016-1A, Class B, 144a,
	2.850%, 7/10/20	201,848
165,100	California Republic Auto Receivables
	Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	165,030
200,797	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	201,012
168,000	Domino's Pizza Master Issuer LLC, Ser
	2017-1A, Class A23, 144a,
	4.118%, 7/25/47	170,060
149,125	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	150,302
146,662	SpringCastle America Funding LLC,
	Ser 2016-AA, Class A, 144a,
	3.050%, 4/25/29	147,662
	Total Asset-Backed Securities	$1,035,914

	Sovereign Bonds — 1.4%
200,000	Bermuda Government International
	Bond, 144a, 3.717%, 1/25/27	202,500
200,000	Mexico Government International
	Bond, 4.350%, 1/15/47	194,500
198,000	Portugal Government International
	Bond, 144a, 5.125%, 10/15/24	210,108
220,000	Province of Alberta Canada, 2.200%,
	7/26/22	218,937
	Total Sovereign Bonds	$826,045

	Commercial Mortgage-Backed Securities — 0.8%
214,000	280 Park Avenue 2017-280P Mortgage
	Trust, Ser 2017-280P, Class A, 144a,
	(1M LIBOR +0.880%),
	2.116%, 9/15/34(A)	214,066
270,000	Cosmopolitan Hotel Trust, Ser
	2016-CSMO, Class A, 144a, (1M
	LIBOR +1.400%),
	2.634%, 11/15/33(A)	271,652
	Total Commercial
	Mortgage-Backed Securities	$485,718

	Municipal Bond — 0.6%

	New York — 0.6%
320,000	NY Housing Development Corp., Ref 8
	Spruce Street Class B,
	3.864%, 2/15/48(C)	$322,560

	Agency Collateralized Mortgage
	Obligation — 0.2%
125,754	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	$127,198

Shares

	Preferred Stocks — 0.5%

	Utilities — 0.5%
906	Entergy Arkansas, Inc., 0.030%	22,659
3,945	Entergy Louisiana LLC, 0.030%	98,112
3,160	Entergy Mississippi, Inc., 0.031%	78,810
2,960	Integrys Holding, Inc., (3M LIBOR +
	3.220%), 0.038%(A)	84,064
		283,645
	Total Preferred Stocks	$283,645

	Short-Term Investment Funds — 2.8%
1,219,634	Dreyfus Government Cash
	Management, Institutional Shares,
	0.92%¥W	1,219,634
418,284	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.93%**¥W	418,284
	Total Short-Term Investment Funds	$1,637,918

	Total Investment Securities —100.6%
	(Cost $57,693,336)	$58,310,186

	Liabilities in Excess of
	Other Assets — (0.6%)	(339,291)
	Net Assets — 100.0%	$57,970,895

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2017.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following

7

Touchstone Active Bond Fund (Unaudited) (Continued)

periods until maturity. The interest rate shown reflects the rate in effect as of September 30, 2017.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $405,757.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

DAC - Designated Activity Company

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities were valued at $6,605,980 or 11.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	$—	$23,926,027	$—	$23,926,027
Corporate Bonds	—	22,761,277	—	22,761,277
U.S. Government Mortgage-Backed Obligations	—	5,409,299	—	5,409,299
Non-Agency Collateralized Mortgage Obligations	—	1,494,585	—	1,494,585
Asset-Backed Securities	—	1,035,914	—	1,035,914
Sovereign Bonds	—	826,045	—	826,045
Commercial Mortgage-Backed Securities	—	485,718	—	485,718
Municipal Bond	—	322,560	—	322,560
Agency Collateralized Mortgage Obligations	—	127,198	—	127,198
Preferred Stocks	283,645	—	—	283,645
Short-Term Investment Funds	1,637,918	—	—	1,637,918
Total Assets	$1,921,563	$56,388,623	$—	$58,310,186

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Focused Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.8%

Information Technology — 24.4%
Alphabet, Inc. - Class C*	2,327	$2,231,849
Apple, Inc.	14,128	2,177,407
Avnet, Inc.	26,863	1,055,716
Cisco Systems, Inc.	27,282	917,494
Facebook, Inc. - Class A*	11,097	1,896,144
International Business Machines Corp.	7,775	1,127,997
Microsoft Corp.	28,910	2,153,506
Oracle Corp.	42,393	2,049,702
salesforce.com, Inc.*	13,517	1,262,758
		14,872,573

Consumer Discretionary — 15.9%
Amazon.com, Inc.*	2,418	2,324,544
Carnival Corp. (Panama)	20,161	1,301,796
Comcast Corp. - Class A	38,005	1,462,432
Priceline Group, Inc. (The)*	906	1,658,723
Twenty-First Century Fox, Inc. - Class A	45,461	1,199,261
Vista Outdoor, Inc.*	29,511	676,982
Yum China Holdings, Inc.*	25,660	1,025,630
		9,649,368

Financials — 15.7%
Bank of America Corp.	65,540	1,660,784
Bank of New York Mellon Corp. (The)	21,704	1,150,746
Bank of the Ozarks	7,008	336,734
Berkshire Hathaway, Inc. - Class B*	26,428	4,844,781
Goldman Sachs Group, Inc. (The)	6,639	1,574,704
		9,567,749

Health Care — 14.9%
Biogen, Inc.*	4,793	1,500,784
Bio-Rad Laboratories, Inc. - Class A*	6,979	1,550,873
Bristol-Myers Squibb Co.	30,612	1,951,209
Johnson & Johnson	13,293	1,728,223
Novartis AG ADR	27,148	2,330,656
		9,061,745

Industrials — 10.3%
General Electric Co.	76,925	1,860,047
Johnson Controls International PLC (Ireland)	22,838	920,143
Stericycle, Inc.*	13,842	991,364
Union Pacific Corp.	13,609	1,578,236
United Technologies Corp.	7,952	923,068
		6,272,858

Energy — 5.6%
Exxon Mobil Corp.	11,768	964,741
Halliburton Co.	28,431	1,308,679
Schlumberger Ltd. (Curacao)	16,338	1,139,739
		3,413,159

Consumer Staples — 4.7%
JM Smucker Co. (The)	6,997	734,195
Mondelez International, Inc. - Class A	21,629	879,435
Unilever NV (Netherlands)	21,048	1,242,674
		2,856,304

Real Estate — 4.0%
Jones Lang LaSalle, Inc.	8,116	1,002,326
Simon Property Group, Inc. REIT	8,729	1,405,456
		2,407,782

Telecommunication Services — 2.5%
AT&T, Inc.	38,297	1,500,094

Materials — 1.8%
Agrium, Inc. (Canada)†	10,198	1,093,328
Total Common Stocks		$60,694,960

Short-Term Investment Funds — 0.5%
Dreyfus Government Cash Management, Institutional Shares, 0.92%¥W	203,455	203,455
Invesco Government & Agency Portfolio, Institutional Class, 0.93%¥W	120,819	120,819
Total Short-Term Investment Funds		$324,274

Total Investment Securities —100.3%
(Cost $51,161,831)		$61,019,234

Liabilities in Excess of Other Assets — (0.3%)		(186,432)

Net Assets — 100.0%		$60,832,802

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $117,502.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

9

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$60,694,960	$—	$—	$60,694,960
Short-Term Investment Funds	324,274	—	—	324,274
Total	$61,019,234	$—	$—	$61,019,234

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.8%

Financials — 24.0%
Alleghany Corp.*	1,875	$1,038,769
Bank of America Corp.	21,178	536,651
Berkshire Hathaway, Inc. - Class B*	13,045	2,391,409
BlackRock, Inc.	2,938	1,313,550
Progressive Corp. (The)	30,791	1,490,900
Wells Fargo & Co.	21,476	1,184,401
		7,955,680

Consumer Discretionary — 21.1%
CarMax, Inc.*	20,616	1,562,899
Carnival Corp. (Panama)	24,963	1,611,861
Dollar Tree, Inc.*	17,062	1,481,323
Lowe's Cos., Inc.	9,575	765,426
NIKE, Inc. - Class B	16,555	858,377
O'Reilly Automotive, Inc.*	3,333	717,828
		6,997,714

Industrials — 16.1%
Deere & Co.	9,271	1,164,345
FedEx Corp.	3,428	773,288
General Dynamics Corp.	7,128	1,465,374
Norfolk Southern Corp.	9,545	1,262,231
Southwest Airlines Co.	11,810	661,124
		5,326,362

Information Technology — 15.4%
Alphabet, Inc. - Class C*	1,250	1,198,887
Apple, Inc.	10,845	1,671,431
Cisco Systems, Inc.	24,535	825,112
Visa, Inc. - Class A	13,380	1,408,111
		5,103,541

Health Care — 9.5%
Alexion Pharmaceuticals, Inc.*	8,090	1,134,946
Bristol-Myers Squibb Co.	12,582	801,977
Eli Lilly & Co.	14,047	1,201,580
		3,138,503

Consumer Staples — 5.4%
Altria Group, Inc.	17,916	1,136,233
Coca-Cola Co. (The)	14,190	638,692
		1,774,925

Materials — 3.3%
NewMarket Corp.	2,543	1,082,682

Energy — 2.4%
Chevron Corp.	6,641	780,318

Telecommunication Services — 1.6%
Verizon Communications, Inc.	10,893	539,095
Total Common Stocks		$32,698,820

Short-Term Investment Fund — 1.3%
Dreyfus Government Cash Management, Institutional Shares, 0.92%¥Ω	431,280	431,280

Total Investment Securities —100.1%
(Cost $28,216,031)		$33,130,100

Liabilities in Excess of Other Assets — (0.1%)		(27,890)

Net Assets — 100.0%		$33,102,210

*	Non-income producing security.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$32,698,820	$—	$—	$32,698,820
Short-Term Investment Fund	431,280	—	—	431,280
Total	$33,130,100	$—	$—	$33,130,100

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Aggressive ETF Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 97.3%

Equity Funds — 80.5%
Vanguard Extended Market ETF	16,435	$1,760,682
Vanguard FTSE Developed Markets ETF	103,165	4,478,393
Vanguard FTSE Emerging Markets ETF	29,120	1,268,758
Vanguard Global ex-US Real Estate ETF	5,060	300,615
Vanguard REIT ETF	5,900	490,231
Vanguard S&P 500 ETF	34,215	7,895,453
		16,194,132

Fixed Income Funds — 16.8%
iShares Core US Aggregate Bond ETF	13,455	1,474,534
iShares Floating Rate Bond ETF	9,830	500,740
iShares iBoxx $ High Yield Corporate Bond ETF	4,570	405,633
Vanguard Intermediate-Term Corporate Bond ETF	11,190	984,832
		3,365,739
Total Exchange Traded Funds		$19,559,871

Short-Term Investment Fund — 2.9%
Dreyfus Government Cash Management, Institutional Shares, 0.92%¥Ω	592,240	592,240

Total Investment Securities —100.2%
(Cost $17,659,898)		$20,152,111

Liabilities in Excess of Other Assets — (0.2%)		(39,570)

Net Assets — 100.0%		$20,112,541

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$19,559,871	$—	$—	$19,559,871
Short-Term Investment Fund	592,240	—	—	592,240
Total	$20,152,111	$—	$—	$20,152,111

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Conservative ETF Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 96.1%

Fixed Income Funds — 55.9%
iShares Core US Aggregate Bond ETF	44,150	$4,838,398
iShares Floating Rate Bond ETF	18,430	938,824
iShares iBoxx $ High Yield Corporate Bond ETF	9,560	848,546
PowerShares Senior Loan Portfolio ETF	20,370	471,769
Vanguard Intermediate-Term Corporate Bond ETF	35,985	3,167,040
Vanguard Total International Bond ETF	6,970	380,492
		10,645,069

Equity Funds — 40.2%
Vanguard Extended Market ETF	8,240	882,751
Vanguard FTSE Developed Markets ETF	46,560	2,021,170
Vanguard FTSE Emerging Markets ETF	12,710	553,775
Vanguard REIT ETF	2,180	181,136
Vanguard S&P 500 ETF	17,420	4,019,839
		7,658,671
Total Exchange Traded Funds		$18,303,740

Short-Term Investment Fund — 2.0%
Dreyfus Government Cash Management, Institutional Shares, 0.92%¥W	371,929	371,929

Total Investment Securities —98.1%
(Cost $17,303,541)		$18,675,669

Other Assets in Excess of Liabilities — 1.9%		369,544

Net Assets — 100.0%		$19,045,213

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$18,303,740	$—	$—	$18,303,740
Short-Term Investment Fund	371,929	—	—	371,929
Total	$18,675,669	$—	$—	$18,675,669

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Moderate ETF Fund – September 30, 2017 (Unaudited)

		Market
	Shares	Value

Exchange Traded Funds — 98.1%

Equity Funds — 63.3%
PowerShares Senior Loan Portfolio ETF	20,230	$468,527
Vanguard Extended Market ETF	14,680	1,572,668
Vanguard FTSE Developed Markets ETF	87,245	3,787,306
Vanguard FTSE Emerging Markets ETF	26,030	1,134,127
Vanguard Global ex-U.S. Real Estate ETF	1,945	115,552
Vanguard REIT ETF	4,100	340,669
Vanguard S&P 500 ETF	31,130	7,183,559
		14,602,408

Fixed Income Funds — 34.8%
iShares Core US Aggregate Bond ETF	34,435	3,773,732
iShares Floating Rate Bond ETF	18,150	924,561
iShares iBoxx $ High Yield Corporate Bond ETF†	7,925	703,423
Vanguard Intermediate-Term Corporate Bond ETF	27,295	2,402,233
Vanguard Total International Bond ETF	4,190	228,732
		8,032,681
Total Exchange Traded Funds		$22,635,089

Short-Term Investment Funds — 5.4%
Dreyfus Government Cash Management, Institutional Shares, 0.92%¥W	550,580	550,580
Invesco Government & Agency Portfolio, Institutional Class, 0.93%¥W	709,580	709,580
Total Short-Term Investment Funds		$1,260,160

Total Investment Securities —103.5%
(Cost $21,685,038)		$23,895,249

Liabilities in Excess of Other Assets — (3.5%)		(814,941)

Net Assets — 100.0%		$23,080,308

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2017 was $696,322.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$22,635,089	$—	$—	$22,635,089
Short-Term Investment Funds	1,260,160	—	—	1,260,160
Total	$23,895,249	$—	$—	$23,895,249

See accompanying Notes to Portfolios of Investments.

14

Notes to Portfolios of Investments

September 30, 2017 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2017, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio or sector allocation.The Funds did not hold any Level 3 categorized securities during the period ended September 30, 2017.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At September 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

During the period ended September 30, 2017, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange

15

Notes to Portfolios of Investments (Unaudited) (Continued)

rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts—The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures

16

Notes to Portfolios of Investments (Unaudited) (Continued)

contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of September 30, 2017, the Funds did not hold any futures contracts.

Swap Contracts—The Active Bond Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements, OTC swaps, have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency, are posted and are segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

17

Notes to Portfolios of Investments (Unaudited) (Continued)

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

As of September 30, 2017, the Active Bond Fund did not hold any swap contracts.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

For the period ended September 30, 2017, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active Bond
Fund
Interest rate contracts:
Futures Contracts	$2,470,061

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned— The Funds may lend their portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

18

Notes to Portfolios of Investments (Unaudited) (Continued)

As of September 30, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Active Bond Fund	Corporate Bonds	$405,757	$418,284	$12,527
Focused Fund	Common Stocks	117,502	120,819	3,317
Moderate ETF Fund	Exchange Traded Funds	696,322	709,580	13,258

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is net of applicable fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of September 30, 2017, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$57,693,336	$939,954	$(323,104)	$616,850
Focused Fund	51,161,831	11,626,897	(1,769,494)	9,857,403
Large Cap Core Equity Fund	28,216,031	5,269,586	(355,517)	4,914,069
Aggressive ETF Fund	17,659,898	2,526,838	(34,625)	2,492,213
Conservative ETF Fund	17,303,541	1,388,542	(16,414)	1,372,128
Moderate ETF Fund	21,685,038	2,262,896	(52,685)	2,210,211

19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 11/22/2017

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 11/22/2017

* Print the name and title of each signing officer under his or her signature.